Basic and Diluted (Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2024
Basic and diluted (loss)/earnings per share [Abstract]
Basic and diluted (loss)/earnings per share

23. Basic and diluted (loss)/earnings per share

(a) Basic (loss)/earnings per share

The calculation of basic (loss)/earnings per share is based on the (loss)/profit attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding, which is calculated as follows:

	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2024
	MYR	MYR	MYR	USD
(Loss)/Profit for the year	(289,865)	3,754,385	3,512,168	785,807
Weighted average number of ordinary shares	20,000,000	20,000,000	20,031,151	20,031,151
Basic (loss)/earnings per share	(0.01)	0.19	0.18	0.04

(b) Diluted (loss)/earnings per share

Diluted (loss)/earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of redeemable convertible preference shares. The potentially dilutive securities that were not included in the calculation of above dilutive net profit/(loss) per share in the years presented where their inclusion would be anti-diluted include weighted average number of RCPS of nil, nil and 584,350 shares for the year ended December 31, 2022, 2023 and 2024.

	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2024
	MYR	MYR	MYR	USD
Net (loss)/earnings allocated to ordinary share	(289,865)	3,754,385	3,512,168	785,807
Add: Effect on interest expenses of AI RCPS	—	100,648	—	—
Net (loss)/earnings used in the computation of diluted earnings per share	(289,865)	3,855,033	3,512,168	785,807

Weighted average number of ordinary shares	20,000,000	20,000,000	20,031,151	20,031,151
Effect of redeemable convertible preference shares	—	67,069	—	—
Weighted average number of ordinary shares in the computation of diluted earnings per share	20,000,000	20,067,069	20,031,151	20,031,151
Diluted (loss)/earnings per share	(0.01)	0.19	0.18	0.04